UNITY FUND
                                 CLASS A SHARES







                                   PROSPECTUS
                                 OCTOBER 1, 1999












THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND OFFERED THROUGH DELTA EQUITY SERVICES CORP., JACKSON, SHANKLIN & SONIA INVESTMENTS, L.L.C. OR ANY OTHER INVESTMENT BROKER ARE NOT BANK DEPOSITS. SHARES OF THE FUND ARE NOT GUARANTEED OR ENDORSED BY ANY BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. ALL INVESTMENTS ARE SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF MONEY INVESTED.

                               UNITY FUND, CLASS A

                           6600 Plaza Drive, Suite 310
                              New Orleans, LA 70127
              Fund Literature (toll free): (877) LIBFUND (542-3863)
                            alternate: (800) 645-1704
                Shareholder Services (toll-free): (888) 229-2105


                                TABLE OF CONTENTS


         Fund Overview..........................................      3

         Understanding Expenses.................................      4

         Management of the Fund.................................      5

         Account Information....................................      8

         How to Invest..........................................     10

         Earnings and Taxes.....................................     13

         Financial Highlights...................................     14

         For More Information...................................Back Cover





More detailed information on all subjects covered in this prospectus is contained in the Fund's STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the contents of this prospectus should request the SAI and review it before purchasing shares.

                                  FUND OVERVIEW

     The Unity Fund was formerly known as the Liberty Freedom Fund.

INVESTMENT OBJECTIVES

     The Fund's primary investment objective is the growth of capital. Its secondary objective is to provide current income. The objectives of the Fund may be changed only with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund uses a disciplined approach to select securities for the Fund's portfolio that it believes are undervalued, reasonably priced and have prospects for continued consistent growth. The Fund uses fundamental analysis of financial statements to select stocks of issuers which have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.

     The Fund will invest primarily in the stocks of large, well-recognized companies. The Fund will usually invest at least 20% of its assets in the stocks that comprise the S&P 100 Index. The S&P 100 Index is a capitalization-weighted index of 100 stocks from a broad range of industries.

     Under normal market conditions, the Fund will invest at least 85% of its total assets in stocks and other equity securities.

     The Fund's annual portfolio turnover rate will usually not exceed 50%.

TYPES OF SECURITIES

     The Fund invests primarily in the following securities:

          *  Common Stock;
          *  Preferred Stock;
          *  Convertible Securities and Warrants; and
          *  Standard & Poor's Depositary Receipts ("SPDRs")

     Please review the SAI for further descriptions of these securities.

PRINCIPAL RISKS OF INVESTING

     You may lose money by investing in the Fund. Other principal risks you should consider include:

     MARKET DECLINE - A company's stock price or the overall stock market may experience a sudden decline.

     THE EFFECT OF INTEREST RATES - The Fund may invest in bonds and other debt instruments which may be affected by interest rate changes and changes in the creditworthiness of the bond or debt instrument issuer.

     Defensive Investments - AT THE DISCRETION OF THE SUB-ADVISOR, THE FUND MAY INVEST UP TO 100% OF ITS ASSETS IN CASH, CASH EQUIVALENTS, AND HIGH QUALITY, SHORT-TERM DEBT SECURITIES AND MONEY MARKET INSTRUMENTS FOR TEMPORARY DEFENSIVE PURPOSES. DURING SUCH A PERIOD, THE FUND MAY NOT REACH ITS INVESTMENT OBJECTIVES. FOR EXAMPLE, SHOULD THE MARKET ADVANCE DURING THIS PERIOD, THE FUND MAY NOT PARTICIPATE AS MUCH AS IT WOULD HAVE IF IT HAD BEEN MORE FULLY INVESTED.

     YEAR 2000 - Many computer systems, as originally encoded, cannot distinguish the year 2000 from the year 1900. If not corrected, computer systems may misinterpret and read incorrectly dates occurring after December 31, 1999. This is commonly known as the "Year 2000 Problem." The Year 2000 Problem could have a negative impact on handling securities trades and pricing and accounting services. The Fund's Board of Trustees have adopted a Year 2000 Project Plan that the Board of Trustees believes is reasonably designed to address the Year 2000 Problem with respect to the Advisor's and the Fund's service providers' computer systems. For example, should the Board of Trustees determine that a service provider is not converting to a Year 2000 compliant system, the Board of Trustees will replace that service provider. Although the Advisor and the Fund's service providers have assured the Fund that they are moving towards Year 2000 compliant computer systems, this is not a guarantee that the Fund will not experience an adverse impact from the Year 2000 Problem. It is important to keep in mind that the Year 2000 Problem may adversely impact the issuers in which the Fund invests and, by extension, the value of the shares held by the Fund.

WHO MAY WANT TO INVEST

     The Fund is intended for investors who:

          * Are willing to hold their shares for a long period of time (e.g., in preparation for retirement);
          *    Are  diversifying  their  investment  portfolio by investing in a mutual fund that concentrates in large-cap companies; and/or
          *    Are willing to accept  higher  short-term  risk in exchange for a higher potential for a long-term total return.

                             UNDERSTANDING EXPENSES

FEES AND EXPENSES OF THE FUND

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     Shareholder Fees
     (fees paid directly from your investment)
         Maximum Sales Load on Fund Purchases
           (as a percentage of offering price)........................     3.50%

     ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from Fund assets)

     Investment Advisory Fees.........................................    0.85%
     Distribution (12b-1) Fees........................................    0.50%
     Shareholder Service Fees.........................................    0.25%
     Other Expenses...................................................    4.64%
                                                                         -----
     Total Annual Fund Operating Expenses.............................    6.24%
                                                                         -----
     Advisory Fee Waiver and/or Fund Expense Absorption # ............   (4.14)%
     Net Expenses.....................................................    2.10%
                                                                         =====

     # The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses do not exceed 2.10%. This contract's term is indefinite and may be terminated only by the Board of Trustees of the Fund. If the Advisor waives any of its fees or pays Fund expenses, the Fund may reimburse the Advisor in future years.

EXAMPLE

     This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 year           3 years        5 years       10 years
     ------           -------        -------       --------
      $556             $985          $1,439         $2,699

                             MANAGEMENT OF THE FUND

THE ADVISOR

     The Fund's Advisor, Liberty Bank and Trust Company ("Liberty"), 6600 Plaza Drive, Suite 310, New Orleans, Louisiana 70127, (a subsidiary of Liberty Financial Services, Inc.) has provided banking services to the greater New Orleans community since 1972. Liberty's assets have grown to over $180 million and has risen to become one of the top ten African American owned banks in the United States. Liberty has overall responsibility for the assets under management and will be responsible for monitoring the day-to-day activity of the Sub-Advisor. Liberty, together with the Sub-Advisor, is responsible for formulating and implementing the Fund's investments. Liberty furnishes the Fund with office space and certain administrative services. As compensation for the services it receives, the Fund pays Liberty a monthly advisory fee based upon the average daily net assets of the Fund at the annual rate of 0.25%. For the fiscal year of the Fund ended May 31, 1999, the Advisor waived its full fee of $6,597 and paid Fund expenses is the amount of $99,800.

THE SUB-ADVISOR

     The Fund's Sub-Advisor, The Edgar Lomax Company, 6564 Loisdale Court, Suite 310, Springfield, Virginia 22150, has provided asset management services to individuals and institutional investors since 1986. Currently, the Sub-Advisor has $1.2 billion in assets under management. Mr. Randall R. Eley, President and Chief Investment Officer of the Sub- Advisor, controls the Sub-Advisor.

     The Sub-Advisor provides the Fund with advice on buying and selling securities and manages the investments of the Fund. As compensation, the Fund pays the Sub-Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 0.60%. For the fiscal year of the Fund ended May 31, 1999, the Sub-Advisor received $15,131 in fees.

PRIOR PERFORMANCE OF THE SUB-ADVISOR

     The following table sets forth composite performance data relating to the historical performance of private accounts of The Edgar Lomax Company, Sub-Advisor to the Fund. Each of these private accounts exceeds, as of January 1, 1994, $1 million in market value and have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The data is provided to illustrate the past performance of the Sub-Advisor in managing substantially similar accounts as measured against a market index and does not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund or of the Sub-Advisor. A complete list and description of the Sub-advisor's composites is available by request to the Sub-Advisor.

     The composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR*), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by private accounts of the Sub-Advisor without provision for federal or state income taxes. Custodial fees, if any, were generally not included in the calculation. The Sub-Advisor's composite includes all actual, fee-paying, discretionary private accounts with assets in excess of $1 million (minimum account size required as of January 1, 1994) managed by the Sub- Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Securities transactions are accounted for on the trade date and accrual accounting is used. Cash and equivalents are included in performance returns. The monthly returns of the Sub-Advisor's composite combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed 10% of an account's current value) by asset-weighting each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively.

     The private accounts that are included in the Sub-Advisor's composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or the Internal Revenue Code. Consequently, the performance results for the Sub-Advisor's composite could have been adversely affected if the private accounts included in the composite had been regulated as a mutual fund. In addition, the operating expenses incurred by the private accounts were lower than the anticipated operating expenses of the Fund, and, accordingly, the performance results of the composite are greater than what Fund performance would have been.

     The investment results of the Sub-Advisor's composite presented below have been reviewed and verified (for an AIMR Level II examination) by an independent auditing firm, to be computed in accordance with Performance Presentation Standards of AIMR, but these results are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund. The methodology used to calculate performance conforming to AIMR standards is different from that used by mutual funds. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

TOTAL RETURNS:                                               YEARS ENDED, DECEMBER 31              OCT. 1, 1990 TO
             ANNUALIZED  CUMULATIVE    1997     1996     1995    1994     1993     1992     1991    DEC. 31, 1990
             ----------  ----------   ------   ------   ------   -----   ------   ------   ------   -------------

SUB-ADVISORS   21.09%      300.42%    24.18%   22.04%   45.75%   3.38%   25.02%    6.35%   27.75%       3.25%
COMPOSITE

S&P 500**      20.42%      284.69%    33.34%   22.99%   37.53%   1.30%   10.06%    7.62%   30.45%       8.96%

NUMBER OF PORTFOLIOS                     28       15        9       4        3        3        2           1
END OF PERIOD

COMPOSITE ASSETS                       $641     $388     $187     $43     $607     $533     $361         $95
END OF PERIOD (THOUSANDS)

PERCENTAGE OF TOTAL ASSETS               90%      96%      97%     82%       1%       4%       12%         5%
REPRESENTED BY COMPOSITE

STANDARD DEVIATION                     0.27%    0.51%    0.85%   0.45%    0.26%    0.56%     -0-         N/A
OF RETURNS

     * AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisors. These AIMR standards are intended to promote full and fair presentations by investment advisors of their performance results and ensure uniformity in reporting so that performance results of investment advisors are directly comparable.

     ** The Standard & Poor's 500 Composite Stock Price Index, known as the S&P 500, is an unmanaged market value-weighted index consisting of representative samples of stocks within important industry groups within the U.S. economy. It includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It has been taken from published sources and has not been audited by Deloitte & Touche LLP.

THE PORTFOLIO MANAGER

     Mr. Randall R. Eley of the Sub-Advisor is principally responsible for the day-to-day management on the Fund's portfolio. Mr Eley has been active in the investment field professionally since the founding of the Sub-advisor in 1986.

SHAREHOLDING SERVICING AGENT

     American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788 serves as the Fund's Shareholder Servicing Agent and Transfer Agent.

CUSTODIAN

     Firstar Bank, N.A, 425 Walnut Street, Cincinnati, Ohio 45202, serves as the Fund's Custodian.

DISTRIBUTOR

     First Fund Distributors, Inc., 4455 East Camelback Road, Suite 261E, Phoenix, Arizona, serves as the Fund's Distributor.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York, 10036, serves as the Fund's Independent Accountants.

LEGAL COUNSEL

     Paul,  Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San
     Francisco, California 94104, serves as the Fund's legal counsel.

                               ACCOUNT INFORMATION

     The Fund offers for sale two classes of shares, Class A and Class I. This prospectus sets out information about Class A shares, available to investors who do not have the minimum investment requirements to purchase the Fund's Class I shares. Class I shares are available to institutional investors who are willing to make an initial investment of $250,000. Class I shares charge no sales load and have a different operating expense structure which may result in performance for that Class which is different from that of Class A shares. Class I shares are discussed more fully in a separate prospectus available from the Fund.

WHEN THE FUND'S SHARES ARE PRICED

     The Net Asset Value or "NAV" is calculated after the close of trading on the New York Stock Exchange (the "NYSE"), every day that the NYSE is open. The NAV is not calculated on days that the NYSE is closed for trading. The NYSE usually closes at 4 p.m., Eastern time, on weekdays, except for holidays.

HOW THE FUND'S SHARES ARE PRICED

     Class A shares are offered at the public offering price. Shares of the Fund are offered continuously for purchase at the public offering price next determined after a purchase order is received. The public offering price per share is equal to the NAV, plus a sales charge, which is reduced on purchases involving amounts of $50,000 or more, as set forth in the table below. The public offering price is effective for orders received by the Fund or investment brokers and their agents prior to the time of the next determination of the Fund's NAV and, in the case of orders placed with brokers, transmitted promptly to the Transfer Agent. Orders received after 4:00 p.m., Eastern time will be entered at the following day's calculated NAV.

     The reduced sales charges apply to quantity purchases. In addition, purchases of shares made during a thirteen month period pursuant to a written LETTER OF INTENT are eligible for a reduced sales charge. Reduced sales charges are also applicable to subsequent purchases based on the aggregate of the amount being purchased and the value, at net asset value, of shares owned at the time of investment.

          Sales Charge as percent of:

                                                               Portion of sales
                                            Offering            charge retained
     Amount of Purchase                       price     NAV       by dealers
     ------------------                       -----     ---       ----------

     Less than $50,000                        3.50%    3.63%         3.00%
     $50,000 but less than $100,000           3.00%    3.09%         2.60%
     $100,000 but less than $250,000          2.50%    2.56%         2.20%
     $250,000 but less than $500,000          2.00%    2.04%         1.80%
     $500,000 but less than $750,000          1.50%    1.52%         1.30%
     $750,000 but less than $1,000,000        1.00%    1.01%         0.80%
     $1,000,000 or more                       None     None          None

LETTER OF INTENT

     You may qualify for an immediate reduced sales charge on purchases by completing the Letter on Intent section on the Application Form. You must state an intention to purchase, during the next 13 months, a specified amount of shares which, if made at one time, would qualify you for a reduced sales charge as specified in the above table.

RIGHTS OF ACCUMULATION

     The reduced sales charges applicable to purchases apply on a cumulative basis over any period of time. Thus the value of all shares of the Fund owned by you (including your regular account, IRA account, or any other account), taken at current net asset value, can be combined with a current purchase of shares to determine the rate of sales charge applicable to the current purchase in order to receive the cumulative quantity reduction. When opening a new account, the fact that you currently hold shares of the Fund must be indicated on the Application Form in order to receive the cumulative quantity discount. For subsequent purchases, the Fund's Shareholder Servicing Agent ((800) 229-2105) should be notified of current fund holdings prior to the purchase of additional shares.

DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan for Class A Shares of the Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distribution Plan permits the Fund to pay the Advisor, as Distribution Coordinator, for the sale and distribution of Class A shares at an annual rate of 0.50% of the Fund's Class A shares' average annual net assets. Payments made by the Fund pursuant to the Distribution Plan will represent compensation for distribution and service activities, not reimbursement for specific expenses incurred.

     Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICE PLAN

     The Fund has adopted a Shareholder Service Plan. Under the Shareholder Service Plan, the Advisor will provide, or arrange for others to provide, certain services to Class A shareholders of the Fund. As compensation for its services, the Fund will pay the Advisor, at an annual rate, of 0.25% of the Fund's Class A shares' average annual net assets.

     In addition to compensation paid by the Fund under the Distribution and Shareholder Servicing Plans, the Advisor may, out of its own resources, compensate third parties for distribution, marketing and other services provided to the Fund. The Advisor may use its own resources to sponsor seminars and educational programs on the Fund for financial intermediaries and shareholders.

CONVERSION FEATURE

     On the first business day of the month next following the fourth anniversary of their purchase, Class A shares will automatically convert to Class I shares and will no longer be subject to the fees associated with the Distribution and Shareholder Service Plans. This conversion will be on the basis of the relative NAVs of the two Classes, without the imposition of any sales charge, fee or other expense. The purpose of the conversion feature is to eliminate the distribution and shareholder service fees paid by the holders of Class A shares that have been outstanding for an extended period of time.

                                  HOW TO INVEST

OPENING A NEW ACCOUNT

     You may purchase shares of the Fund by mail, by wire or through your investment broker. An Application Form accompanies this Prospectus. Please use the Application Form when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares, you may call an account representative of the Fund at (toll-free) (888) 229-2105.

PURCHASING SHARES BY MAIL

     Please complete the attached Application Form and mail it with a personal check, payable to the UNITY FUND, CLASS A to the Fund at the following address:

              Unity Fund, Class A
              c/o Firstar Bank, N.A.
              P.O. Box 641265
              Cincinnati, OH 45264-1265

     You may not send Application Forms via overnight delivery to the Fund's P.O. Box. If you wish to use an overnight delivery service, send your Application Form and check to the Fund's custodian at the following address:

              Unity Fund, Class A
              c/o Firstar Bank, N.A.
              Mutual Fund Custody Department
              425 Walnut Street, M.L. 6118, Sixth Floor
              Cincinnati, Ohio 45202

PURCHASING SHARES BY WIRE

     To order by wire, you must have a wire account number. Please call the Fund at (toll-free) (888) 229-2105 between 9:00 a.m. and 5:00 p.m. Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive this account number. If you send your purchase by wire without the account number, your order will be delayed. You will be asked to fax your Application Form.

     Once you have the account number, your bank or other financial institution may send the wire to the Fund's Custodian with the following instructions:

              Firstar Bank, N.A. Cinti/Trust
              ABA # 0420-0001-3
              For credit to: Unity Fund, Class A
              DDA # 488-920-679
              For further credit to [your name and account number]

     Your bank or financial institution may charge a fee for sending the wire to the Fund.

PURCHASING THROUGH AN INVESTMENT BROKER

     Your may buy and sell shares through the Fund's approved brokers and their agents (together "Brokers"). An order placed with a Broker is treated as if it were placed directly with the Fund, and will be executed at the next share price calculated by the Fund. Your Broker will hold your shares in a pooled account in the Broker's name. The Fund may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services. The Broker may charge you a fee to handle your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

     Please contact your broker to see if it is an approved broker of the Fund and for additional information.

MINIMUM INVESTMENTS

     Your initial purchase must be at least $1,000. However, if you are purchasing shares through an Individual Retirement Account ("IRA"), or you are starting an Automatic Investing Plan, as described below, your initial purchase must be at least $250. Exceptions may be made at the Fund's discretion.

ADDITIONAL INVESTMENTS

     Additional purchases may be made for $100 or more. Exceptions may be made at the Fund's discretion. You may purchase additional shares of the Fund by sending a check, with the stub from your account statement, to the Fund at the addresses listed above. Please ensure that you include your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate statement.

     You may also make additional purchases by wire or through a Broker. Please follow the procedures described above for purchasing shares through an investment broker.

MINIMUM ACCOUNT BALANCE

     Due to the relatively high cost of managing small accounts, if the value of your account falls below $250 as a result of redemptions you have made (except for IRA accounts), the Fund may redeem your shares. However, the Fund will give you 30 days' written notice to give you time to add to your account and avoid involuntary redemption of your shares. If the value of your account falls below $250 as a result of stock market activity, your account will not be redeemed. The Board of Trustees of the Fund believes this policy to be in the best interest of all shareholders.

SELLING YOUR SHARES

     You may sell some or all of your Fund shares on days that the NYSE is open for trading. Your redemption may result in a realized gain or loss for tax purposes. Your shares will be sold at the next NAV calculated for the Fund after receiving your order. You may sell your shares by mail, wire or through a Broker.

SELLING YOUR SHARES BY MAIL

     You may redeem your shares by sending a written request to the Fund. You must give your account number and state the number of shares you wish to sell. You must sign the written request. If the account is in the name of more than one person, each shareholder must sign the written request. Send your written request to the Fund at:

              Unity Fund, Class A
              c/o American Data Services, Inc.
              150 Motor Parkway, Suite 109
              Hauppauge, NY 11788

     If the dollar amount of your redemption exceeds $100,000, you must obtain a signature guarantee (NOT A NOTARIZATION), available from may commercial banks, savings associations, stock brokers and other NASD member firms. In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payments of proceeds for up to seven days as permitted by federal securities laws.

SELLING YOUR SHARES BY TELEPHONE

     If you completed the "Redemption by Telephone" section of the Fund's Application Form, you may sell your shares by calling the Shareholder Servicing Agent (toll-free) at (888) 229-2105. Your redemption will be mailed or wired according to your instructions, on the next business day to the bank account you designated on your Application Form. The minimum wire amount is $1,000. Your bank or financial institution may charge a fee for receiving the wire from the Fund. Telephone redemptions may not be made for IRA accounts.

     The Fund will take steps to confirm that a telephone redemption is authentic. This may include tape recording the telephone instructions, or requiring a form of personal identification before acting on those instructions. The Fund reserves the right to refuse telephone instructions if it cannot reasonably confirm the telephone instructions. The Fund may be liable for losses from unauthorized or fraudulent telephone transactions only if these reasonable procedures are not followed.

     You may request telephone redemption privileges after your account is opened. However, the authorization form requires a separate signature guarantee (NOT A NOTARIZATION). The Fund may modify or terminate your telephone privileges after giving you 60 days notice. Please be aware that you may experience delays in redeeming your shares by telephone during periods of abnormal market activity. In addition, the Fund may postpone payment of proceeds for up to seven days, as permitted by federal securities laws.

AUTOMATIC INVESTMENT PLAN

     You may make regular monthly investments in the Fund using the Automatic Investment Plan. Through the plan, it is arranged for your bank or financial institution to transfer a predetermined amount (but not less than $100), monthly, to purchase shares of the Fund. When the Fund receives the transfer, the Fund will invest the amount in additional shares of the Fund at the next calculated applicable public offering price. You may request an Application for the Automatic Investment Plan by calling the Fund (toll-free) at (888) 229-2105. The Fund may modify or terminate this Plan at any time. You may terminate your participation in this Plan by calling the Fund.

AUTOMATIC WITHDRAWAL PLAN

     You may request that a predetermined amount be sent to you each month or quarter. Your account value must have a value of at least $10,000 for you to be eligible to participate in the Automatic Withdrawal Plan. The minimum withdrawal amount is $50. You may request an Application for the Automatic Withdrawal Plan by calling the Fund (toll-free) at (877) 829-8413. The Fund may modify or terminate this Plan at any time. You may terminate your participation in this Plan by calling the Fund.

OTHER POLICIES

     The Fund may waive the minimum investment requirements for purchases by certain groups or retirement plans. All investments must be made in U.S. funds, and checks must be drawn on U.S. banks. Third party checks are not accepted. The Fund may charge you if your check is returned for insufficient funds. The Fund reserves the right to reject any investment, in whole or in part. The IRS requires that you provide the Fund or your Broker with a taxpayer identification number and other information upon opening an account. You must specify whether you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

                               EARNINGS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Income dividends and capital gain distributions are normally declared and paid by the Fund to its shareholders in December of each year. The Fund may also make periodic dividend payments and distributions at other times in its discretion.

     Unless you invest through a tax-advantaged account, you will owe taxes on the dividends and distributions. Dividends and distributions are automatically reinvested in additional shares of the Fund unless you make a written request to the Fund that you would like to receive dividends and distributions made in cash.

TAXES

     The Fund is required by Internal Revenue Service rules to distribute substantially all of its net investment income, and capital gains, if any, to shareholders. Capital gains may be taxable at different rates depending upon the length of time a Fund holds its assets. You will be notified at least annually about the tax consequences of distributions made each year. The Fund's dividends and distributions, whether received in cash or reinvested, may be taxable. Any redemption of a Fund's shares will be treated as a sale and any gain on the transaction may be taxable. Additional information about tax issues relating to the Fund may be found in the SAI. Please consult your tax advisor about the potential tax consequences of investing in the Fund.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance during the past fiscal period. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McGladrey & Pullen, LLP. Their report and the Fund's financial statements are included in the Fund's annual report which is available upon request by calling (888) 229-2105.

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  June 29, 1998*
                                                                      through
                                                                   May 31, 1999
--------------------------------------------------------------------------------

Net asset value, beginning of period ............................     $10.00
                                                                      ------

Income from investment operations:
      Net investment income .....................................       0.05
      Net realized and unrealized gain on investments ...........       1.40
                                                                      ------
Total from investment operations ................................       1.45
                                                                      ------

Less distributions:
      From net investment income ................................      (0.01)
      From net realized gain from security transactions .........      (0.01)
                                                                      ------
Total distributions .............................................      (0.02)
                                                                      ------

Net asset value, end of period ..................................     $11.43
                                                                      ======

Total return.....................................................      14.55%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)............................     $4,056

Ratio of expenses to average net assets:
      Before advisory fee waiver and absorption..................       6.24%+
      After advisory fee waiver and absorption...................       2.10%+

Ratio of net investment income to average net assets:
      After advisory fee waiver and absorption...................       0.64%+

Portfolio turnover rate..........................................      54.69%

*Commencement of operations.

+Annualized.

++ Does not include sales load and is not annualized.

                               UNITY FUND, CLASS A
                        A SERIES OF ADVISORS SERIES TRUST


                              FOR MORE INFORMATION


You can find more information about the Fund in the Statement of Additional Information ("SAI"), incorporated by reference in this prospectus, that is available free of charge.

To request your free copy of the SAI, annual report, semi-annual report, or to request other information, please call (toll-free) (888) 229-2105 or write to the Fund:

         Unity Fund, Class A
         c/o American Data Services, Inc.
         150 Motor Parkway, Suite 109
         Hauppauge, NY 11788

You may review and copy further information about the Fund, including the SAI, at the Securities and Exchange Commission's ("SEC's") Public Reference Room in Washington, D.C. Call (800) SEC-0330 for information about the operation of the Public Reference Room.

REPORTS AND OTHER FUND INFORMATION ARE ALSO AVAILABLE ON THE SEC'S INTERNET SITE AT www.sec.gov. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-6009.


                                                      SEC File Number: 811-07959

                                   UNITY FUND
                                 CLASS I SHARES







                                   PROSPECTUS
                                 OCTOBER 1, 1999








THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND OFFERED THROUGH DELTA EQUITY SERVICES CORP., JACKSON, SHANKLIN & SONIA INVESTMENTS, L.L.C. OR ANY OTHER INVESTMENT BROKER ARE NOT BANK DEPOSITS. SHARES OF THE FUND ARE NOT GUARANTEED OR ENDORSED BY ANY BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. ALL INVESTMENTS ARE SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF MONEY INVESTED.

                               UNITY FUND, CLASS I

                           6600 Plaza Drive, Suite 310
                              New Orleans, LA 70127
              Fund Literature (toll free): (877) LIBFUND (542-3863)
                            alternate: (800) 645-1704
                Shareholder Services (toll-free): (888) 229-2105


                                TABLE OF CONTENTS


        Fund Overview...........................................      3

        Understanding Expenses..................................      4

        Management of the Fund..................................      5

        Account Information.....................................      8

        How to Invest...........................................      8

        Earnings and Taxes......................................     11

        For More Information....................................Back Cover



More detailed information on all subjects covered in this prospectus is contained in the Fund's STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the contents of this prospectus should request the SAI and review it before purchasing shares.

                                  FUND OVERVIEW

     The Unity Fund was formerly known as the Liberty Freedom Fund.

INVESTMENT OBJECTIVES

     The Fund's primary investment objective is the growth of capital. Its secondary objective is to provide current income. The objectives of the Fund may be changed only with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund uses a disciplined approach to select securities for the Fund's portfolio that it believes are undervalued, reasonably priced and have prospects for continued consistent growth. The Fund uses fundamental analysis of financial statements to select stocks of issuers which have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.

     The Fund will invest primarily in the stocks of large, well-recognized companies. The Fund will usually invest at least 20% of its assets in the stocks that comprise the S&P 100 Index. The S&P 100 Index is a capitalization-weighted index of 100 stocks from a broad range of industries.

     Under normal market conditions, the Fund will invest at least 85% of its total assets in stocks and other equity securities.

     The Fund's annual portfolio turnover rate will usually not exceed 50%.

TYPES OF SECURITIES

     The Fund invests primarily in the following securities:

          *    Common Stock;
          *    Preferred Stock;
          *    Convertible Securities and Warrants; and
          *    Standard & Poor's Depositary Receipts ("SPDRs")

     Please review the SAI for further descriptions of these securities.

PRINCIPAL RISKS OF INVESTING

     You may lose money by investing in the Fund. Other principal risks you should consider include:

     MARKET DECLINE - A company's stock price or the overall stock market may experience a sudden decline.

     THE EFFECT OF INTEREST RATES - The Fund may invest in bonds and other debt instruments which may be affected by interest rate changes and changes in the creditworthiness of the bond or debt instrument issuer.

     Defensive Investments - AT THE DISCRETION OF THE SUB-ADVISOR, THE FUND MAY INVEST UP TO 100% OF ITS ASSETS IN CASH, CASH EQUIVALENTS, AND HIGH QUALITY, SHORT-TERM DEBT SECURITIES AND MONEY MARKET INSTRUMENTS FOR TEMPORARY DEFENSIVE PURPOSES. DURING SUCH A PERIOD, THE FUND MAY NOT REACH ITS INVESTMENT OBJECTIVES. FOR EXAMPLE, SHOULD THE MARKET ADVANCE DURING THIS PERIOD, THE FUND MAY NOT PARTICIPATE AS MUCH AS IT WOULD HAVE IF IT HAD BEEN MORE FULLY INVESTED.

     YEAR 2000 - Many computer systems, as originally encoded, cannot distinguish the year 2000 from the year 1900. If not corrected, computer systems may misinterpret and read incorrectly dates occurring after December 31, 1999. This is commonly known as the "Year 2000 Problem." The Year 2000 Problem could have a negative impact on handling securities trades and pricing and accounting services. The Fund's Board of Trustees have adopted a Year 2000 Project Plan that the Board of Trustees believes is reasonably designed to address the Year 2000 Problem with respect to the Advisor's and the Fund's service providers' computer systems. For example, should the Board of Trustees determine that a service provider is not converting to a Year 2000 compliant system, the Board of Trustees will replace that service provider. Although the Advisor and the Fund's service providers have assured the Fund that they are moving towards Year 2000 compliant computer systems, this is not a guarantee that the Fund will not experience an adverse impact from the Year 2000 Problem. It is important to keep in mind that the Year 2000 Problem may adversely impact the issuers in which the Fund invests and, by extension, the value of the shares held by the Fund.

WHO MAY WANT TO INVEST

     The Fund is intended for investors who:

          * Are willing to hold their shares for a long period of time (e.g., in preparation for retirement);
          *    Are  diversifying  their  investment  portfolio by investing in a mutual fund that concentrates in large-cap companies; and/or
          *    Are willing to accept  higher  short-term  risk in exchange for a higher potential for a long-term total return.

                             UNDERSTANDING EXPENSES

FEES AND EXPENSES OF THE FUND

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     Shareholder Fees
     (fees paid directly from your investment)
         Maximum Sales Load on Fund Purchases..........................  None
         (as a percentage of offering price)

     Annual Fund Operating Expenses*
     (expenses that are deducted from Fund assets)
         Investment Advisory Fees......................................  0.85%
         Distribution (12b-1) Fees.....................................  None
         Shareholder Service Fees......................................  None
         Other Expenses................................................  3.00%
                                                                        -----

     Total Annual Fund Operating Expenses..............................  3.85%
         Advisory Fee Waiver and/or Fund Expense Absorption # ......... (2.55%)
                                                                        -----
     Net Expenses......................................................  1.30%
                                                                        =====

     * Other expenses have been estimated. The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses do not exceed 1.30%. This contract's term is indefinite and may be terminated only by the Board of Trustees of the Fund. If the Advisor waives any of its fees or pays Fund expenses, the Fund may reimburse the Advisor in future years.

EXAMPLE

     This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 year           3 years        5 years       10 years
     ------           -------        -------       --------
      $132             $412            $713         $1,569

                             MANAGEMENT OF THE FUND

THE ADVISOR

     The Fund's Advisor, Liberty Bank and Trust Company ("Liberty"), 6600 Plaza Drive, Suite 310, New Orleans, Louisiana 70127, (a subsidiary of Liberty Financial Services, Inc.) has provided banking services to the greater New Orleans community since 1972. Liberty's assets have grown to over $180 million and has risen to become one of the top ten African American owned banks in the United States. Liberty has overall responsibility for the assets under management and will be responsible for monitoring the day-to-day activity of the Sub-Advisor. Liberty, together with the Sub-Advisor, is responsible for formulating and implementing the Fund's investments. Liberty furnishes the Fund with office space and certain administrative services. As compensation for the services it receives, the Fund pays Liberty a monthly advisory fee based upon the average daily net assets of the Fund at the annual rate of 0.25%.

THE SUB-ADVISOR

     The Fund's Sub-Advisor, The Edgar Lomax Company, 6564 Loisdale Court, Suite 310, Springfield, Virginia 22150, has provided asset management services to individuals and institutional investors since 1986. Currently, the Sub-Advisor has $1.2 billion in assets under management. Mr. Randall R. Eley, President and Chief Investment Officer of the Sub- Advisor, controls the Sub-Advisor.

     The Sub-Advisor provides the Fund with advice on buying and selling securities and manages the investments of the Fund. As compensation, the Fund pays the Sub-Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 0.60%.

PRIOR PERFORMANCE OF THE SUB-ADVISOR

     The following table sets forth composite performance data relating to the historical performance of private accounts of The Edgar Lomax Company, Sub-Advisor to the Fund. Each of these private accounts exceeds, as of January 1, 1994, $1 million in market value and have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The data is provided to illustrate the past performance of the Sub-Advisor in managing substantially similar accounts as measured against a market index and does not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund or of the Sub-Advisor. A complete list and description of the Sub-advisor's composites is available by request to the Sub-Advisor.

     The composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR*), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by private accounts of the Sub-Advisor without provision for federal or state income taxes. Custodial fees, if any, were generally not included in the calculation. The Sub-Advisor's composite includes all actual, fee-paying, discretionary private accounts with assets in excess of $1 million (minimum account size required as of January 1, 1994) managed by the Sub- Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Securities transactions are accounted for on the trade date and accrual accounting is used. Cash and equivalents are included in performance returns. The monthly returns of the Sub-Advisor's composite combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed 10% of an account's current value) by asset-weighting each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively.

     The private accounts that are included in the Sub-Advisor's composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or the Internal Revenue Code. Consequently, the performance results for the Sub-Advisor's composite could have been adversely affected if the private accounts included in the composite had been regulated as a mutual fund. In addition, the operating expenses incurred by the private accounts were lower than the anticipated operating expenses of the Fund, and, accordingly, the performance results of the composite are greater than what Fund performance would have been.

     The investment results of the Sub-Advisor's composite presented below have been reviewed and verified (for an AIMR Level II examination) by an independent auditing firm, to be computed in accordance with Performance Presentation Standards of AIMR, but these results are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund. The methodology used to calculate performance conforming to AIMR standards is different from that used by mutual funds. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

TOTAL RETURNS:                                               YEARS ENDED, DECEMBER 31              OCT. 1, 1990 TO
             ANNUALIZED  CUMULATIVE    1997     1996     1995    1994     1993     1992     1991    DEC. 31, 1990
             ----------  ----------   ------   ------   ------   -----   ------   ------   ------   -------------

SUB-ADVISORS   21.09%     300.42%    24.18%    22.04%   45.75%   3.38%   25.02%    6.35%  27.75%       3.25%
COMPOSITE

S&P 500**      20.42%     284.69%    33.34%    22.99%   37.53%   1.30%   10.06%    7.62%  30.45%       8.96%

NUMBER OF PORTFOLIOS                    28        15        9       4        3        3       2           1
END OF PERIOD

COMPOSITE ASSETS                      $641      $388     $187     $43     $607     $533    $361         $95
END OF PERIOD (THOUSANDS)

PERCENTAGE OF TOTAL ASSETS              90%       96%      97%     82%       1%       4%     12%          5%
REPRESENTED BY COMPOSITE

STANDARD DEVIATION          0.27%     0.51%     0.85%    0.45%   0.26%    0.56%     -0-     N/A
OF RETURNS

     * AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisors. These AIMR standards are intended to promote full and fair presentations by investment advisors of their performance results and ensure uniformity in reporting so that performance results of investment advisors are directly comparable.

     ** The Standard & Poor's 500 Composite Stock Price Index, known as the S&P 500, is an unmanaged market value-weighted index consisting of representative samples of stocks within important industry groups within the U.S. economy. It includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing. It has been taken from published sources and has not been audited by Deloitte & Touche LLP.

THE PORTFOLIO MANAGER

     Mr. Randall R. Eley of the Sub-Advisor is principally responsible for the day-to-day management on the Fund's portfolio. Mr Eley has been active in the investment field professionally since the founding of the Sub-advisor in 1986.

SHAREHOLDING SERVICING AGENT

     American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788 serves as the Fund's Shareholder Servicing Agent and Transfer Agent.

CUSTODIAN

     Firstar Bank, N.A, 425 Walnut Street, Cincinnati, Ohio 45202, serves as the Fund's Custodian.

DISTRIBUTOR

     First Fund Distributors, Inc., 4455 East Camelback Road, Suite 261E, Phoenix, Arizona, serves as the Fund's Distributor.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York, 10036, serves as the Fund's Independent Accountants.

LEGAL COUNSEL

     Paul,  Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San
     Francisco, California 94104, serves as the Fund's legal counsel.

                               ACCOUNT INFORMATION

     The Fund offers for sale two classes of shares, Class A and Class I. This prospectus sets out information about Class I shares. Class A shares are available to smaller investors who do not have the initial minimum investment of $250,000. Class A shares charge an up-front sales load and have a different operating expense structure which may result in performance for that Class which is different from that of Class I shares. Class A shares are discussed more fully in a separate prospectus available from the Fund.

WHEN THE FUND'S SHARES ARE PRICED

     The Net Asset Value or "NAV" is calculated after the close of trading on the New York Stock Exchange (the "NYSE"), every day that the NYSE is open. The NAV is not calculated on days that the NYSE is closed for trading. The NYSE usually closes at 4 p.m., Eastern time, on weekdays, except for holidays.

HOW THE FUND'S SHARES ARE PRICED

     Class I shares are offered continuously for purchase at the NAV next determined after a purchase order is received. The NAV price is effective for orders received by the Fund or investment brokers and their agents prior to the time of the next determination of the Fund's NAV and, in the case of orders placed with brokers, transmitted promptly to the Transfer Agent. Orders received after 4:00 p.m., Eastern time will be entered at the following day's calculated NAV.

                                  HOW TO INVEST

OPENING A NEW ACCOUNT

     You may purchase shares of the Fund by mail, by wire or through your investment broker. An Application Form accompanies this Prospectus. Please use the Application Form when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares, you may call an account representative of the Fund at (toll-free) (888) 229-2105.

PURCHASING SHARES BY MAIL

     Please complete the attached Application Form and mail it with a personal check, payable to the UNITY FUND, CLASS I to the Fund at the following address:

              Unity Fund, Class I
              c/o Firstar Bank, N.A.
              P.O. Box 641265
              Cincinnati, OH 45264-1265

     You may not send Application Forms via overnight delivery to the Fund's P.O. Box. If you wish to use an overnight delivery service, send your Application Form and check to the Fund's custodian at the following address:

              Unity Fund, Class I
              c/o Firstar Bank, N.A.
              Mutual Fund Custody Department
              425 Walnut Street, M.L. 6118, Sixth Floor
              Cincinnati, Ohio 45202

PURCHASING SHARES BY WIRE

     To order by wire, you must have a wire account number. Please call the Fund at (toll-free) (888) 229-2105 between 9:00 a.m. and 5:00 p.m. Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive this account number. If you send your purchase by wire without the account number, your order will be delayed. You will be asked to fax your Application Form.

Once you have the account number, your bank or other financial institution may send the wire to the Fund's Custodian with the following instructions:

         Firstar Bank, N.A. Cinti/Trust
         ABA # 0420-0001-3
         For credit to: Unity Fund, Class I
         DDA # 488-920-679
         For further credit to [your name and account number]

Your bank or financial institution may charge a fee for sending the wire to the Fund.

PURCHASING THROUGH AN INVESTMENT BROKER

     Your may buy and sell shares through the Fund's approved brokers and their agents (together "Brokers"). An order placed with a Broker is treated as if it were placed directly with the Fund, and will be executed at the NAV next calculated by the Fund. Your Broker will hold your shares in a pooled account in the Broker's name. The Fund may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services. The Broker may charge you a fee to handle your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

     Please contact your broker to see if it is an approved broker of the Fund and for additional information.

MINIMUM AND SUBSEQUENT INVESTMENTS

     The minimum initial investment in the Fund is $250,000. Generally, subsequent investments must be at least $25,000. Exceptions may be made at the Fund's discretion.

     You may purchase additional shares of the Fund by sending a check, with the stub from your account statement, to the Fund at the addresses listed above. Please ensure that you include your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate statement.

     You may also make additional purchases by wire or through a Broker. Please follow the procedures described above for purchasing shares through an investment broker.

     Due to the relatively high cost of managing small accounts, if the value of your account falls below $50,000 as a result of redemptions you have made (except for IRA accounts), the Fund may redeem your shares. However, the Fund will give you 30 days' written notice to give you time to add to your account and avoid involuntary redemption of your shares. If the value of your account falls below $50,000 as a result of stock market activity, your account will not be redeemed. The Board of Trustees of the Fund believes this policy to be in the best interest of all shareholders.

SELLING YOUR SHARES

     You may sell some or all of your Fund shares on days that the NYSE is open for trading. Your redemption may result in a realized gain or loss for tax purposes. Your shares will be sold at the next net asset value calculated for the Fund after receiving your order. You may sell your shares by mail, wire or through a Broker.

SELLING YOUR SHARES BY MAIL

     You may redeem your shares by sending a written request to the Fund. You must give your account number and state the number of shares you wish to sell. You must sign the written request. If the account is in the name of more than one person, each shareholder must sign the written request. Send your written request to the Fund at:

              Unity Fund, Class I
              c/o American Data Services, Inc.
              150 Motor Parkway, Suite 109
              Hauppauge, NY 11788

     If the dollar amount of your redemption exceeds $100,000, you must obtain a signature guarantee (NOT A NOTARIZATION), available from may commercial banks, savings associations, stock brokers and other NASD member firms. In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payments of proceeds for up to seven days as permitted by federal securities laws.

SELLING YOUR SHARES BY TELEPHONE

     If you completed the "Redemption by Telephone" section of the Fund's Application Form, you may sell your shares by calling the Shareholder Servicing Agent (toll-free) at (888) 229-2105. Your redemption will be mailed or wired according to your instructions, on the next business day to the bank account you designated on your Application Form. The minimum wire amount is $1,000. Your bank or financial institution may charge a fee for receiving the wire from the Fund. Telephone redemptions may not be made for IRA accounts.

     The Fund will take steps to confirm that a telephone redemption is authentic. This may include tape recording the telephone instructions, or requiring a form of personal identification before acting on those instructions. The Fund reserves the right to refuse telephone instructions if it cannot reasonably confirm the telephone instructions. The Fund may be liable for losses from unauthorized or fraudulent telephone transactions only if these reasonable procedures are not followed.

     You may request telephone redemption privileges after your account is opened. However, the authorization form requires a separate signature guarantee (NOT A NOTARIZATION). The Fund may modify or terminate your telephone privileges after giving you 60 days notice. Please be aware that you may experience delays in redeeming your shares by telephone during periods of abnormal market activity. In addition, the Fund may postpone payment of proceeds for up to seven days, as permitted by federal securities laws.

AUTOMATIC INVESTMENT PLAN

     You may make regular monthly investments in the Fund using the Automatic Investment Plan. Through this plan, it is arranged for your bank or financial institution to transfer a predetermined amount, monthly, to purchase shares of the Fund. When the Fund receives the transfer, the Fund will invest the amount in additional shares of the Fund at the next calculated NAV. You may request an Application for the Automatic Investment Plan by calling the Fund (toll-free) at (888) 229-2105. The Fund may modify or terminate this Plan at any time. You may terminate your participation in this Plan by calling the Fund.

AUTOMATIC WITHDRAWAL PLAN

     You may request that a predetermined amount be sent to you each month or quarter. The minimum withdrawal amount is $100. You may request an Application for the Automatic Withdrawal Plan by calling the Fund (toll-free) at (877) 829-8413. The Fund may modify or terminate this Plan at any time. You may terminate your participation in this Plan by calling the Fund.

OTHER POLICIES

     The Fund may waive the minimum investment requirements for purchases by certain groups or retirement plans. All investments must be made in U.S. funds, and checks must be drawn on U.S. banks. Third party checks are not accepted. The Fund may charge you if your check is returned for insufficient funds. The Fund reserves the right to reject any investment, in whole or in part. The IRS requires that you provide the Fund or your Broker with a taxpayer identification number and other information upon opening an account. You must specify whether you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

                               EARNINGS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Income dividends and capital gain distributions are normally declared and paid by the Fund to its shareholders in December of each year. The Fund may also make periodic dividend payments and distributions at other times in its discretion.

     Unless you invest through a tax-advantaged account, you will owe taxes on the dividends and distributions. Dividends and distributions are automatically reinvested in additional shares of the Fund unless you make a written request to the Fund that you would like to receive dividends and distributions made in cash.

TAXES

     The Fund is required by Internal Revenue Service rules to distribute substantially all of its net investment income, and capital gains, if any, to shareholders. Capital gains may be taxable at different rates depending upon the length of time a Fund holds its assets. You will be notified at least annually about the tax consequences of distributions made each year. The Fund's dividends and distributions, whether received in cash or reinvested, may be taxable. Any redemption of a Fund's shares will be treated as a sale and any gain on the transaction may be taxable. Additional information about tax issues relating to the Fund may be found in the SAI. Please consult your tax advisor about the potential tax consequences of investing in the Fund.

                               UNITY FUND, CLASS I
                        A SERIES OF ADVISORS SERIES TRUST


                              FOR MORE INFORMATION

You can find more information about the Fund in the Statement of Additional Information ("SAI"), incorporated by reference in this prospectus, that is available free of charge.

To request your free copy of the SAI, annual report, semi-annual report, or to request other information, please call (toll-free) (888) 229-2105 or write to the Fund:

         Unity Fund, Class I
         c/o American Data Services, Inc.
         150 Motor Parkway, Suite 109
         Hauppauge, NY 11788

You may review and copy further information about the Fund, including the SAI, at the Securities and Exchange Commission's ("SEC's") Public Reference Room in Washington, D.C. Call (800) SEC-0330 for information about the operation of the Public Reference Room.

FUND INFORMATION IS ALSO AVAILABLE ON THE SEC'S INTERNET SITE AT www.sec.gov. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C.
20549-6009.



                                                      SEC File Number: 811-07959